Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 5.5	$ 7.7
Items generating unrecognized tax benefits	4.6	6.5
Interest and related penalties	$ 0.9	$ 1.2